EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following shows the evolution of the share options for the years ended at December 31, 2025 and 2024:

	As of December 31, 2025		As of December 31, 2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at the beginning of year	253,731	33.89	400,697	31.36
Exercised during the year	(118,963)	31.87	(146,966)	30.19
Balance at end of year	134,768	33.79	253,731	33.89
The following shows the evolution of the RSUs and the PRSUs for the years ended at December 31, 2025 and 2024:

	As of December 31, 2025		As of December 31, 2024
	Number of RSU/PRSU	Weighted average grant price	Number of RSU/PRSU	Weighted average grant price
Balance at the beginning of year	1,183,067	166.30	1,165,036	165.42
RSU/PRSU granted during the year	462,420	106.84	348,967	190.60
Forfeited during the year	(205,905)	160.20	(82,207)	182.86
Issued during the year	(367,892)	155.08	(248,729)	205.95
Balance at end of year	1,071,690	148.95	1,183,067	166.30

The following shows the evolution of the SEUs and PSEUs for the years ended at December 31, 2025 and 2024:

	As of December 31, 2025		As of December 31, 2024
	Number of SEU/PSEU	Weighted Average Fair Value	Number of SEU/PSEU	Weighted Average Fair Value
Balance at the beginning of year	16,586	161.12	28,059	237.98
Forfeited during the year	(1,552)	85.75	(2,841)	199.82
Issued during the period	(8,077)	93.46	(8,632)	157.35
Balance at end of year	6,957	65.37	16,586	161.12
The following tables summarizes the SEU and the PSEU at the end of the year:

Grant date	Grant price ($)	Number of SEU/PSEU	Fair value at grant date ($)	Expense as of December 31, 2025 ($) (*)
2022	268.05	3,934	1,058	399

2022	210.07	305	61	32

2022	181.20	2,402	433	319

2022	169.78	316	54	55

TOTAL		6,957	1,606	805
(*) Includes social security taxes.

25.2 - Share options exercised, RSU/PRSU and SEU/PSEU vested during the year:

	As of December 31, 2025		As of December 31, 2024
	Number of options exercised	Exercise price	Number of options exercised	Exercise price
Granted in 2014	—	—	43,921	10.00
Granted in 2015	59,208	from 28.31 to 34.00	18,445	from 28.31 to 29.34
Granted in 2016	47,255	32.36	46,100	32.36
Granted in 2018	12,500	46.00	38,500	46.00
Balance at end of the year	118,963		146,966
The following tables summarizes the RSU and the PRSU an vested during the years 2025 and 2024:

	As of December 31, 2025		As of December 31, 2024
	Number of RSU's /PRSU's vested	Grant price	Number of RSU's /PRSU's vested	Grant price

Granted in 2019	—	—	1,750	87.44
Granted in 2020	—	from 130.99 to 189.53	46,315	from 130.99 to 189.53
Granted in 2021	26,100	from 232.11 to 298.47	31,652	from 232.11 to 298.47
Granted in 2022	36,342	from 167.46 to 265.96	38,543	from 167.46 to 265.96
Granted in 2023	57,922	from 137.78 to 235.62	66,926	from 137.78 to 235.62
Granted in 2024	58,841	from 152.98 to 244.61	63,543	from 160.00 to 244.61
Granted in 2025	188,687	from 64.60 to 204.07	—	—
Balance at end of the year	367,892		248,729
The following tables summarizes the SEU and the PSEU vested during the years 2025 and 2024:

	As of December 31, 2025		As of December 31, 2024
	Number of SEU's /PSEU's vested	Settlement price	Number of SEU's /PSEU's vested	Settlement price

Granted in 2022	8,077	from 64.60 to 94.63	8,632	from 154.06 to 225.93
Balance at end of the year	8,077		8,632

Schedule of Shares Granted
The following tables summarizes the RSU and the PRSU at the end of the year:

Grant date	Grant price ($)	Number of RSU/PRSU	Fair value at grant date ($)	Expense as of December 31, 2025 ($) (*)
2020	from 130.99 to 189.53	7,500	1,129	26

2021	from 232.11 to 298.47	10,010	2,988	644

2022	from 138.00 to 265.96	542,244	77,716	6,828

2023	from 137.78 to 233.10	109,439	18,080	5,239

2024	from 152.98 to 223.17	155,072	29,923	12,900

2025	from 60.77 to 204.07	231,794	23,709	8,331

Subtotal		1,056,059	153,545	33,968

Non employees RSU

2021	232.11	—	—	9

2022	from 210.07 to 219.34	950	204	86

2023	from 160.71 to 235.62	1,134	229	113

2024	from 179.46 to 244.61	800	196	621

2025	from 64.17 to 143.56	12,747	1,036	469

Subtotal		15,631	1,665	1,298
TOTAL		1,071,690	155,210	35,266

The following tables summarize the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2025	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2025 ($) (*)
2016	from 29.01 to 32.36	108,268	108,268	807	807	862

2018	from 46.00 to 50.92	26,500	26,500	539	539	211

TOTAL		134,768	134,768	1,346	1,346	1,073
(*) Includes social security taxes.
Schedule of Fair Value of Shares Exercised
The American Binomial model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term and risk-free interest rate.

Assumptions	Granted in 2022 for 2014 Plan
	Original Assumptions	Modifications to Original Assumptions
		Non US Employees	US Employees
Stock price	206.23	133.3	128.8
Expected life	7 years	8 years	7 years
Volatility	42.78%	—	—
Risk-free interest rate	2.63%	—	—

The share based payment was modified in June 29, 2023 as detailed in the table above. The incremental fair value determined was 19.63 and 14.61 for Non US Employees and US Employees, respectively, and will be accrued in the remaining period.